UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Carolyn Maloney
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Carolyn Maloney       Richmond, Virginia           May 16, 2011
     -------------------       ------------------           ------------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           83
                                         -----------

Form 13F Information Table Value Total:  $ 2,228,451
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   --- ---- ------- ---------- -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109   9,130    832,274  SH       Sole                 829,879           2,395
ADVENT SOFTWARE INC            COM              007974108  43,842  1,528,153  SH       Sole               1,371,359         156,794
ALBEMARLE CORP                 COM              012653101  84,967  1,421,552  SH       Sole               1,296,682         124,870
ALEXANDER & BALDWIN INC        COM              014482103  95,725  2,096,944  SH       Sole               1,905,370         191,574
ALLEGHANY CORP DEL             COM              017175100  34,628    104,622  SH       Sole                  93,778          10,844
ALTRIA GROUP INC               COM              02209S103  15,138    581,562  SH       Sole                 579,045           2,517
AOL INC                        COM              00184X105  37,096  1,899,463  SH       Sole               1,702,610         196,853
ATWOOD OCEANICS INC            COM              050095108  90,853  1,956,769  SH       Sole               1,750,786         205,983
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702  17,437    208,505  SH       Sole                 207,948             557
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     251          2  SH       Sole                       2               -
BP PLC                         SPONSORED ADR    055622104   1,170     26,507  SH       Sole                  26,507               -
BRISTOL MYERS SQUIBB CO        COM              110122108  11,476    434,191  SH       Sole                 432,396           1,795
BROWN FORMAN CORP              CL B             115637209   7,436    108,875  SH       Sole                 108,875               -
CABELAS INC                    COM              126804301  81,683  3,266,032  SH       Sole               2,855,902         410,130
CAPELLA EDUCATION COMPANY      COM              139594105  42,602    855,640  SH       Sole                 763,745          91,895
CARMAX INC                     COM              143130102  35,848  1,116,743  SH       Sole                 994,929         121,814
CHEVRON CORP NEW               COM              166764100  16,521    153,700  SH       Sole                 151,094           2,606
CISCO SYS INC                  COM              17275R102   1,066     62,153  SH       Sole                  62,153               -
COCA COLA CO                   COM              191216100  19,265    290,400  SH       Sole                 279,983          10,417
CONOCOPHILLIPS                 COM              20825C104  14,626    183,147  SH       Sole                 182,639             508
CONSTELLATION BRANDS INC       CL A             21036P108  38,727  1,909,662  SH       Sole               1,701,245         208,417
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407  64,641  2,649,205  SH       Sole               2,346,187         303,018
CSX CORP                       COM              126408103   1,737     22,104  SH       Sole                  22,104               -
DELL INC                       COM              24702R101   3,274    225,628  SH       Sole                 168,533          57,095
DOMINION RES INC VA NEW        COM              25746U109  10,176    227,649  SH       Sole                 227,208             441
DUKE ENERGY CORP NEW           COM              26441C105   6,816    375,524  SH       Sole                 373,260           2,264
E M C CORP MASS                COM              268648102   7,366    277,347  SH       Sole                 277,347               -
EATON VANCE CORP               COM NON VTG      278265103  46,835  1,452,702  SH       Sole               1,306,363         146,339
ENERGIZER HLDGS INC            COM              29266R108  37,108    521,468  SH       Sole                 463,870          57,598
EXXON MOBIL CORP               COM              30231G102   3,158     37,542  SH       Sole                  37,242             300
FEDEX CORP                     COM              31428X106   6,029     64,443  SH       Sole                  64,443               -
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103  31,964  2,688,315  SH       Sole               2,449,347         238,968
FORCE PROTECTION INC           COM NEW          345203202  12,645  2,580,715  SH       Sole               2,220,026         360,689
GENERAL ELECTRIC CO            COM              369604103     141      7,042  SH       Sole                   6,767             275
HASBRO INC                     COM              418056107  36,940    788,630  SH       Sole                 707,155          81,475
HATTERAS FINL CORP             COM              41902R103  43,080  1,531,993  SH       Sole               1,394,105         137,888
HERSHEY CO                     COM              427866108  14,823    272,724  SH       Sole                 254,304          18,420
INTEL CORP                     COM              458140100  11,611    575,365  SH       Sole                 573,052           2,313
INTERNATIONAL BUSINESS MACHS   COM              459200101  19,494    119,543  SH       Sole                 115,003           4,540
JOHNSON & JOHNSON              COM              478160104  13,439    226,818  SH       Sole                 226,187             631
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100  55,428    845,079  SH       Sole                 761,012          84,067
KNOLL INC                      COM NEW          498904200  25,565  1,219,717  SH       Sole               1,075,271         144,446
KRAFT FOODS INC                CL A             50075N104   2,991     95,378  SH       Sole                  95,378               -
LOEWS CORP                     COM              540424108   1,323     30,710  SH       Sole                  30,710               -
LORILLARD INC                  COM              544147101  13,523    142,334  SH       Sole                 127,940          14,394
LOWES COS INC                  COM              548661107  13,769    520,959  SH       Sole                 519,400           1,559
LUBRIZOL CORP                  COM              549271104   2,080     15,526  SH       Sole                  15,526               -
M & T BK CORP                  COM              55261F104     657      7,429  SH       Sole                   7,429               -
MARTIN MARIETTA MATLS INC      COM              573284106  43,219    481,979  SH       Sole                 434,595          47,384
MBIA INC                       COM              55262C100  53,899  5,368,369  SH       Sole               4,829,092         539,277
MERCK & CO INC NEW             COM              58933Y105     760     23,030  SH       Sole                  22,449             581
MICREL INC                     COM              594793101  43,494  3,226,572  SH       Sole               2,894,739         331,833
MICROSOFT CORP                 COM              594918104  14,243    560,950  SH       Sole                 559,114           1,836
MONARCH FINANCIAL HOLDINGS I   COM              60907Q100     118     14,045  SH       Sole                  14,045               -
MONTPELIER RE HOLDINGS LTD     SHS              G62185106  49,056  2,776,230  SH       Sole               2,488,460         287,770
NEWMARKET CORP                 COM              651587107 114,957    726,567  SH       Sole                 646,884          79,683
NOVARTIS A G                   SPONSORED ADR    66987V109     475      8,741  SH       Sole                   8,741               -
OLD DOMINION FGHT LINES INC    COM              679580100  67,252  1,916,558  SH       Sole               1,720,371         196,187
OWENS & MINOR INC NEW          COM              690732102  33,669  1,036,611  SH       Sole                 931,342         105,269
PAYCHEX INC                    COM              704326107   1,272     40,528  SH       Sole                  39,327           1,201
PFIZER INC                     COM              717081103  12,201    600,718  SH       Sole                 597,816           2,902
PHILIP MORRIS INTL INC         COM              718172109  12,315    187,643  SH       Sole                 187,038             605
PRICESMART INC                 COM              741511109  69,372  1,893,350  SH       Sole               1,703,746         189,604
PROCTER & GAMBLE CO            COM              742718109     692     11,236  SH       Sole                  11,236               -
QLT INC                        COM              746927102   8,549  1,229,985  SH       Sole               1,102,572         127,413
REYNOLDS AMERICAN INC          COM              761713106   2,615     73,596  SH       Sole                  72,816             780
SERVICE CORP INTL              COM              817565104  68,428  6,186,975  SH       Sole               5,455,706         731,269
STURM RUGER & CO INC           COM              864159108  42,902  1,867,741  SH       Sole               1,672,108         195,633
TEJON RANCH CO                 COM              879080109  56,758  1,544,862  SH       Sole               1,392,485         152,377
TENET HEALTHCARE CORP          COM              88033G100  60,903  8,174,919  SH       Sole               7,292,107         882,812
TREDEGAR CORP                  COM              894650100  63,704  2,952,000  SH       Sole               2,622,710         329,290
UDR INC                        COM              902653104  52,844  2,168,381  SH       Sole               1,985,336         183,045
UNITED PARCEL SERVICE INC      CL B             911312106     253      3,403  SH       Sole                   3,403               -
UNIVERSAL CORP VA              COM              913456109     300      6,886  SH       Sole                   6,544             342
UNIVERSAL HEALTH RLTY INCM T   SH BEN INT       91359E105     531     13,106  SH       Sole                  13,106               -
VALUECLICK INC                 COM              92046N102  53,508  3,703,011  SH       Sole               3,304,087         398,924
VERIZON COMMUNICATIONS INC     COM              92343V104  14,956    388,073  SH       Sole                 386,547           1,526
VISA INC                       COM CL A         92826C839  10,377    140,960  SH       Sole                 140,915              45
VULCAN MATLS CO                COM              929160109     880     19,290  SH       Sole                  19,219              71
WAL MART STORES INC            COM              931142103  11,822    227,119  SH       Sole                 226,473             646
WELLS FARGO & CO NEW           COM              949746101  18,248    575,473  SH       Sole                 550,546          24,927
WESCO FINL CORP                COM              950817106  18,816     48,346  SH       Sole                  42,894           5,452
WHITE MTNS INS GROUP LTD       COM              G9618E107  38,963    106,983  SH       Sole                  96,216          10,767
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